Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Used in Operating Activities	$ 333,008	$ 278,303	$ 270,662
Cash Flows from Investing Activities:
Restricted cash	139,134	(10,595)	385,011
Net Cash (Used in)/ Provided by Investing Activities	(1,144,230)	(320,469)	(1,561,501)
Cash Flows from Financing Activities:
Proceeds from credit facility	2,800,000	800,000	2,420,476
Payments of credit facility	(1,622,250)	(671,667)	(926,666)
Payment of financing fees	(78,427)	(19,679)	(47,800)
Net Cash Provided by Financing Activities	1,099,323	108,654	1,446,010
Net decrease in cash and cash equivalents	288,101	66,488	155,171
Cash and cash equivalents at beginning of years	317,366	250,878	95,707
Cash and cash equivalents at end of years	605,467	317,366	250,878
Ocean Rig UDW Inc.
Net Cash Used in Operating Activities	(62,302)	(59,992)	(28,728)
Cash Flows from Investing Activities:
Investments in subsidiaries	61,406	59,643	(846,731)
Restricted cash	0	0	302,011
Net Cash (Used in)/ Provided by Investing Activities	61,406	59,643	(544,720)
Cash Flows from Financing Activities:
Due to subsdiaries	0	0	334,996
Proceeds from credit facility	0	0	500,000
Payments of credit facility	0	0	(300,000)
Payment of financing fees	0	0	(11,535)
Net Cash Provided by Financing Activities			523,461
Net decrease in cash and cash equivalents	(896)	(349)	(49,987)
Cash and cash equivalents at beginning of years	954	1,303	51,290
Cash and cash equivalents at end of years	$ 58	$ 954	$ 1,303